U.S. Securities and Exchange Commission

Washington, D.C.  20549



Form 24F-2



Annual Notice of Securities Sold

Pursuant to Rule 24f-2





1.      Name and address of issuer:             PORTICO FUNDS, INC.

                                                615 E. MICHIGAN STREET

                                                MILWAUKEE, WI 53202



2. Name of each series or class of funds for which this notice is filed:



        Class 1, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 2, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 3, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 4, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 5, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 6, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 7, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 8, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 9, Series A and Institutional     Common Stock, Par Value
$.0001 Per Share

        Class 10, Series A and Institutional    Common Stock, Par Value
$.0001 Per Share

        Class 11, Series A and Institutional    Common Stock, Par Value
$.0001 Per Share

        Class 12, Series A and Institutional    Common Stock, Par Value
$.0001 Per Share

        Class 13, Series A and Institutional    Common Stock, Par Value
$.0001 Per Share

        Class 14, Series A and Institutional    Common Stock, Par Value
$.0001 Per Share

        Class 15, Series A and Institutional    Common Stock, Par Value
$.0001 Per Share

        Class 16, Series A and Institutional    Common Stock, Par Value
$.0001 Per Share



3.      Investment Company Act File Number:             811-05380



        Securities Act File Number:                             33-18255



4.      Last day of fiscal year for which this notice is filed:



OCTOBER 31, 1996



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                o



6.      Date of termination of issuer's declaration under rule 24f-2
(a)(1), if applicable (see Instruction A.6):

NOT APPLICABLE



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                                0



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                0



9. Number and aggregate sale price of securities sold during the fiscal year:



                NUMBER: 4,352,488,595

                AMOUNT: $5,164,106,766



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
24f-2:



                NUMBER: 4,352,488,595

                AMOUNT: $5,164,106,766



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



                NUMBER: 23,929,921

                AMOUNT: $130,230,204



12.     Calculation of registration fee:  SEE EXHIBIT A FOR DETAIL



        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

               $5,164,106,766



        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

               +$ 130,230,204



        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

               -$4,759,310,106



        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

               +       0



        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):

               $535,026,864



        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
Instruction C.6):

                x 1/3300



        (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:

                 = $162,129.35



Instruction:    Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).



                                                [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



DECEMBER 27, 1995



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title) *     _/s/Mary Ellen Stanek_______

                                Mary Ellen Stanek

                                Vice President



Date    December 27, 1996



        *Please print the name and title of the signing officer below the signature.